INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The components of definite-lived and indefinite-lived intangible assets are as follows. Refer to Note 14 for VOBA asset, which is an actuarial intangible asset arising from a business combination.

	June 30, 2026			December 31, 2025
AS OF US$ MILLIONS	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Distributor relationships	$1,483	$(134)	$1,349	$1,467	$(106)	$1,361
Trade name	71	(21)	50	71	(16)	55
Unpaid claims reserve intangible asset	102	(68)	34	103	(61)	42
Software and other	316	(198)	118	158	(54)	104
Total definite-lived intangible assets	1,972	(421)	1,551	1,799	(237)	1,562
Indefinite-lived intangible assets:
Insurance licenses	63	—	63	63	—	63
Total	$2,035	$(421)	$1,614	$1,862	$(237)	$1,625
No impairment expenses of intangible assets were recognized for the three and six months ended June 30, 2026 and 2025. The Company estimates that its intangible assets do not have any significant residual value in determining their amortization. Amortization expenses were $158 million and $184 million for the three and six months ended June 30, 2026 and $30 million and $67 million for the three and six months ended June 30, 2025, respectively.
The following table outlines the estimated future amortization expense related to definite-lived intangible assets held as of June 30, 2026:

Years	US$ MILLIONS
2026(1)	$69
2027	121
2028	108
2029	87
2030	76
Thereafter	1,090
Total amortization expense	$1,551
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(1)Expected amortization for the remainder of 2026.